UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code:	(212) 259-0430

Date of fiscal year end:	October 31

Date of reporting period:	December 28, 2018 – October 31, 2019

Item 1.	Report to Stockholders.

AXONIC ALTERNATIVE INCOME FUND

ANNUAL REPORT

October 31, 2019

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	2
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Additional Information	17
Trustees and Officers	18
Privacy Policy	20

Electronic Report Disclosure Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website www.axonicfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at (833) 429-6642, or submit a signed letter of instruction requesting paperless reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at (833) 429-6642, or by submitting a signed letter of instruction requesting paper reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Axonic Alternative Income Fund	Shareholder Letter

October 31, 2019 (Unaudited)

Dear Shareholder,

Following this letter is the Axonic Alternative Income Fund’s Annual Report, which covers the 10-month reporting period ended October 31, 2019. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the 10-month reporting period ended October 31, 2019

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 3.1%, 2.0% and 2.1% during the first, second and third quarters of 2019, respectively.

This past summer the Federal Reserve (the “Fed”) reversed course and had a “dovish pivot” after raising rates four times in 2018. After the Fed’s meeting in June 2019, Fed Chair Jerome Powell said, “The case for somewhat more accommodative policy has strengthened.” This stance was partially attributed to trade tensions and signs of slowing global growth, including weakening manufacturing data. The effective fed funds rate has dropped from 2.40% in June to 1.83% at the end of October.

In credit, spreads have tightened since the beginning of the year. High yield spreads are just above 300 basis points, which are about 55 basis points tighter than they were at the start of the year. Investment grade bonds spreads are approximately 50 basis points, about 18 basis points tighter than they were 10 months ago. Global demand for yield and a benign default environment have provided a positive environment for credit-related instruments, both in the corporate and structured credit markets.

The tighter spread environment has made for good performance across the industry but also makes finding opportunities more challenging. We are finding attractive investments in non-agency RMBS bonds and in various types of equity and mortgage REITs.

Thank you for your support.

Must be proceeded by or accompanied by a prospectus.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the firm's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles.

Past performance does not guarantee future results.

Annual Report | October 31, 2019	1

Axonic Alternative Income Fund	Portfolio Update

October 31, 2019 (Unaudited)

Average Annual Total Returns (as of October 31, 2019)

	1 Month	Quarter	6 Month	YTD	Since Inception*
Axonic Alternative Income Fund - NAV	0.60%	0.99%	2.46%	5.52%	5.52%
Bloomberg Barclays US Aggregate Bond Index(a)	0.30%	2.35%	5.71%	8.85%	9.12%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 429-6642 or by visiting www.axonicfunds.com.

*	Fund’s inception date is December 28, 2018.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund's limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. Investing in the Fund involves risk, including the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

Performance of $10,000 Initial Investment (as of October 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Portfolio Update

October 31, 2019 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Lehman Mortgage Trust, Series 2007-5, Class 4A2	14.01%
Saxon Asset Securities Trust, Series 2004-2, Class MF4	7.75%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2, Class A1B	5.32%
Residential Asset Mortgage Products, Inc. Trust, Series 2006-RS2, Class M1	5.01%
Oaktree Specialty Lending Corp.	4.59%
Countrywide Alternative Loan Trust 2006-21CB, Class A7	4.32%
Granite Point Mortgage Trust, Inc. REIT	4.16%
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6	3.90%
MASTR Asset Securitization Trust 2006-1, Class 2A1	3.74%
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19	3.67%
Top Ten Holdings	56.47%

Portfolio Composition (as a % of Net Assets)*

Residential Mortgage-Backed Securities	54.66%
Common Stocks – Financials	23.60%
Common Stocks – Consumer Discretionary	1.62%
Cash Equivalents & Other Net Assets	20.12%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Annual Report | October 31, 2019	3

Axonic Alternative Income Fund	Schedule of Investments

October 31, 2019

Description	Shares	Value
COMMON STOCKS (25.22%)
Financials (23.60%)
Ambac Financial Group, Inc.(a)	1,000	$20,500
Apollo Investment Corp.	2,300	36,455
Arbor Realty Trust, Inc. REIT	1,260	17,212
Chimera Investment Corp. REIT	800	16,208
FS KKR Capital Corp.	3,590	20,499
Granite Point Mortgage Trust, Inc. REIT	4,000	74,400
Hudson Pacific Properties, Inc. REIT	1,510	54,239
JBG SMITH Properties REIT	400	16,104
KKR Real Estate Finance Trust, Inc. REIT	2,000	40,100
New Residential Investment Corp. REIT	2,785	44,114
Oaktree Specialty Lending Corp.	15,854	81,965
		421,796
Consumer Discretionary (1.62%)
Extended Stay America, Inc.	2,040	28,989

TOTAL COMMON STOCKS
(Cost $447,595)		450,785

	Rate	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (54.66%)
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US L + 0.50%	07/25/36	$119,049	$63,093
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M US L + 0.50%	08/25/36	98,944	65,611
Countrywide Alternative Loan Trust 2006-21CB, Class A7(b)	1M US L + 0.70%	07/25/36	118,173	77,230
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M US L + 0.37%	02/25/37	116,357	69,718
Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M US L + 0.32%	08/25/36	323,376	250,437
MASTR Asset Securitization Trust 2006-1, Class 2A1(b)	1M US L + 0.45%	05/25/36	167,959	66,890
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2, Class A1B(b)	1M US L + 0.47%	05/25/37	1,429,735	95,140
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A7(b)	1M US L + 0.30%	05/25/36	75,624	60,773
Residential Asset Mortgage Products, Inc. Trust, Series 2006-RS2, Class M1(b)	1M US L + 0.39%	03/25/36	100,000	89,498
Saxon Asset Securities Trust, Series 2004-2, Class MF4	4.04%	08/25/35	147,556	138,497

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $990,107)				976,887

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (22.89%)
JPMorgan US Treasury Plus Money Market Fund	1.65%	409,163	$409,163

TOTAL SHORT TERM INVESTMENTS
(Cost $409,163)			409,163

See Notes to Financial Statements.

4	www.axonicfunds.com

Axonic Alternative Income Fund	Schedule of Investments

October 31, 2019

Value
TOTAL INVESTMENTS (102.77%)
(Cost $1,846,865)	$1,836,835

Liabilities in Excess of Other Assets (-2.77%)	(49,429)
NET ASSETS (100.00%)	$1,787,406

(a)	Non-income producing security.

(b)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of October 31, 2019 is based on the Reference Rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of October 31, 2019 was 1.78%

See Notes to Financial Statements.

Annual Report | October 31, 2019	5

Axonic Alternative Income Fund	Statement of Assets and Liabilities

October 31, 2019

ASSETS:
Investments, at fair value (Cost $1,846,865)	$1,836,835
Receivable for investment securities sold	7,195
Dividend receivable	553
Interest receivable	1,392
Receivable due from Adviser (Note 3)	10,612
Deferred offering costs (Note 2)	38,694
Prepaid expenses and other assets	8,382
Total Assets	1,903,663

LIABILITIES:
Accrued legal and audit fees payable	83,084
Accrued fund accounting and administration fees payable	15,219
Accrued Chief Compliance Officer fee payable	5,833
Other payables and accrued expenses	12,121
Total Liabilities	116,257
Net Assets	$1,787,406

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,745,767
Total distributable earnings	41,639
Net Assets	$1,787,406

PRICING OF SHARES:
Net Assets	$1,787,406
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	69,574
Net Asset Value and redemption price per share	$25.69

See Notes to Financial Statements.

6	www.axonicfunds.com

Axonic Alternative Income Fund	Statement of Operations

For the Period December 31, 2018 (Commencement of Operations) to October 31, 2019

INVESTMENT INCOME:
Dividends	$32,331
Interest	40,400
Total Investment Income	72,731

EXPENSES:
Offering costs (Note 2)	185,433
Fund accounting and administration fees (Note 3)	124,165
Legal fees	205,267
Audit and tax fees	41,500
Insurance expenses	49,125
Transfer agent fees (Note 3)	60,023
Advisory fees (Note 3)	16,489
Custodian fees	14,828
Trustees’ fees and expenses (Note 3)	69,893
Printing expenses	2,639
Chief Compliance Officer fee (Note 3)	29,261
Other expenses	623
Total expenses before waiver/reimbursement (Note 3)	799,246
Expense waiver/reimbursement (Note 3)	(772,737)
Net expenses	26,509
Net Investment Income	46,222

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	50,848
Net realized capital gain distributions from other investment companies	366
Net change in unrealized (depreciation) on investments	(10,030)
Net Realized and Unrealized Gain on Investments	41,184

Net Increase in Net Assets from Operations	$87,406

See Notes to Financial Statements.

Annual Report | October 31, 2019	7

Axonic Alternative Income Fund	Statement of Changes in Net Assets

For the Period December 31, 2018 (Commencement of Operations) to October 31, 2019
FROM OPERATIONS:
Net investment income	$46,222
Net realized gain on investments	50,848
Net realized gain distributions from other investment companies	366
Net change in unrealized (depreciation) on investments	(10,030)
Net Increase in Net Assets from Operations	87,406

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(46,516)
Net Decrease in Net Assets from Distributions to Shareholders	(46,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares of beneficial interest	1,600,000
Shares issued in reinvestment of distributions	46,516
Net Increase from Capital Share Transactions	1,646,516
Net Increase in Net Assets	1,687,406

NET ASSETS:
Beginning of period	100,000
End of period	$1,787,406

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,000
Issued	63,751
Distributions reinvested	1,823
Net increase in capital shares	65,574
Ending shares	69,574

See Notes to Financial Statements.

8	www.axonicfunds.com

Axonic Alternative Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period December 31, 2018 (Commencement of Operations) to October 31, 2019
OPERATING PERFORMANCE:
Net asset value - beginning of period	$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.74
Net realized and unrealized gain on investments	0.63
Total Income from Investment Operations	1.37

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.68)
Total Distributions to Shareholders	(0.68)

Net asset value - end of period	$25.69

Total Investment Return - Net Asset Value(b)	5.52	%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$1,787
Ratio of expenses to average net assets excluding reimbursement(d)	60.30	%(e)
Ratio of expenses to average net assets including reimbursement(d)	2.00	%(e)
Ratio of net investment income to average net assets(d)	3.49	%(e)
Portfolio turnover rate	48	%(c)

(a)	Calculated using average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not Annualized. (d) Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor’s results may vary based on a variety of factors and the timing of capital transactions.
(e)	Annualized.

See Notes to Financial Statements.

Annual Report | October 31, 2019	9

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares. However, until the Fund registers a new share class, the Fund will only offer one class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

10	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$450,785	$–	$–	$450,785
Residential Mortgage-Backed Securities	–	976,887	–	976,887
Short Term Investments	409,163	–	–	409,163
Total	$859,948	$976,887	$–	$1,836,835

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

Annual Report | October 31, 2019	11

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method and is included in the interest income. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended October 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for the initial period have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid quarterly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Offering Costs – Offering costs incurred by the Fund were treated as deferred charges until operations commenced and are being amortized over a 12-month period using the straight line method. As of October 31, 2019, $198,236 in offering costs have been amortized. Unamortized amounts are included in deferred offering costs in the Statement of Assets and Liabilities.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the period ended October 31, 2019, the Fund incurred $16,489 in Advisory Fees.

12	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 29, 2020. The Expense Limit excludes certain expenses and, consequently, the Fund’s expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended October 31, 2019, the Adviser reimbursed expenses of $842,237.

As of October 31, 2019, the following amounts were available for recoupment by the advisor based upon their potential expiration dates:

Fund	Expires 2022
Axonic Alternative Income Fund	$842,237

CCO/Compliance Services – ALPS provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended October 31, 2019, no fees were retained by the Distributor.

Trustees – Those Trustees who are not employees of the Adviser receive an annual retainer of $17,500 (pro-rated for any periods less than one year), as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings. Each Independent Trustee also receives compensation of $2,500 for each regularly scheduled meeting attended in person and $500 for each telephonic Board meeting. The chair of each of the Audit Committee, Nominating and Governance Committee and Valuation Oversight Committee also receives $2,500 per year for that role.

ALPS is considered a related party due to certain ALPS employees being officers of the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2019, amounted to $1,935,388 and $553,130, respectively.

5.  TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Annual Report | October 31, 2019	13

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

For the period ended October 31, 2019, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character. The main cause of the permanent differences was non-deductible expenses for tax purposes.

Decrease Paid-in capital	Increase in Distributable Earnings
$(749)	$749

The tax character of distributions paid for the period ended October 31, 2019 was as follows:

2019
Distributions Paid From:
Ordinary Income	$46,516
Total	$46,516

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated net investment income	$51,406
Accumulated net realized gain	366
Net unrealized depreciation	(10,133)
Total	$41,639

As of October 31, 2019, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was a follows:

Cost of investments for income tax purposes (excluding money market investments)	$1,846,968
Gross appreciation (excess of value over tax cost)	$36,162
Gross depreciation (excess of tax cost over value)	(46,295)
Net unrealized depreciation	$(10,133)

The difference between book basis and tax basis net unrealized appreciation is primarily attributable to the wash sales.

6.  REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

The Fund completed quarterly repurchase offers on June 21, 2019 and September 20, 2019 which resulted in no shares of the Fund being repurchased.

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Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2019

7.  SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, the following entities owned beneficially more than 25% of each Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Clayton H DeGiacinto*	29.53%
Peter B Schendel*	29.52%

*	Shareholder is an affiliate of the Adviser.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on December 20, 2019 which resulted in no shares of the Fund being repurchased.

At a meeting held on December 19, 2019, the Board of Trustees of the Fund approved the appointment of Joseph Grogan as the Chief Compliance Officer of the Fund. Accordingly, effective on December 19, 2019, ALPS no longer provides Chief Compliance Officer Services to the Fund and is no longer considered a related person, as no ALPS employees serve as officers of the Fund.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Annual Report | October 31, 2019	15

Report of Independent Registered
Axonic Alternative Income Fund	Public Accounting Firm

To the Shareholders and Board of Trustees of
Axonic Alternative Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Axonic Alternative Income Fund (the “Fund”) as of October 31, 2019, and the related statements of operations, changes in net assets, and the financial highlights for the period December 31, 2018 (commencement of operations) through October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 20, 2019

16	www.axonicfunds.com

Axonic Alternative Income Fund	Additional Information

October 31, 2019 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge, upon request, by contacting the Fund at 1-833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

Annual Report | October 31, 2019	17

Axonic Alternative Income Fund	Trustees and Officers

October 31, 2019 (Unaudited)

The Board is responsible for the overall management of the Fund, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Additional information about the Trustees and officers of the Fund is provided in the table below.

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE FUND(1)
Michael G. Doorley 1955	Independent Trustee	Since 2018; indefinite term	Founder, US Debt Forum (company focused on ideas to reduce the US national debt) (since 2016); Executive Vice President and Chief Operating Officer, Thornburg Investment Management, Inc. (registered investment adviser) (2013 - 2016).	1	Trustee, Harvest Volatility Edge Trust (since 2017); Director, Thornburg Global Investments, Plc. (Chairman) (2015 - 2017); Director, Santa Fe Opera (2015 - 2017).
Jeffrey J. Gary 1962	Independent Trustee	Since 2018; indefinite term	Retired. Senior Portfolio Manager, Avenue Capital (investment management firm) (2012 - 2018).	1	Independent Director and Audit Committee Chair; National Holdings Corporation (NASDAQ: NHLD) (Since 2019).
Richard M. Goldman 1961	Lead Independent Trustee	Since 2018; indefinite term	Managing Member, Becket Capital, LLC (advisory services firm) (since 2012).	1	Trustee, O’Shares Investments ETF Trust (since 2016); Trustee, Harvest Volatility Edge Trust (since 2017); Trustee, Trinitas Capital Management, LLC (since 2017).
INTERESTED TRUSTEE OF THE FUND
Clayton DeGiacinto 1972	Interested Trustee	Since 2018; indefinite term	Managing Member and Chief Investment Officer, Axonic Capital LLC.	1	None.

(1)	The Trustees of the Fund who are not “interested persons” of the Fund as defined in the 1940 Act (“Independent Trustees”).

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Axonic Alternative Income Fund	Trustees and Officers

October 31, 2019 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
Clayton DeGiacinto 1972	President & Principal Executive Officer	Since 2018; indefinite term	Managing Member and Chief Investment Officer, Axonic Capital LLC (since 2010).
John Kelly 1978	Treasurer, Principal Financial Officer & Principal Accounting Officer	Since 2019; indefinite term	Chief Financial Officer, Axonic Capital LLC (since April 2019); Senior Controller, Axonic Capital LLC (August 2017 - April 2019); Controller, J. Goldman & Co., LP (June 2015 - August 2017); Manager of Financial Reporting, Moore Capital Management, LP (April 2003 - June 2015).
Joseph Grogan 1980	Secretary	Since 2018; indefinite term	Chief Compliance Officer, Axonic Capital LLC (since February 2018); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 - February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 - January 2015).
Theodore J. Uhl 1975	Chief Compliance Officer	Since 2018; indefinite term	Vice President and Deputy Chief Compliance Officer, ALPS Fund Services, Inc. (since 2011); Chief Compliance Officer, Financial Investors Trust (since 2011); Chief Compliance Officer, Reality Shares ETF Trust (since 2014); Chief Compliance Officer, Reaves Utility Income Fund (since 2016); Chief Compliance Officer, Centre Funds (since 2011); Chief Compliance Officer, Index Funds (since 2015); Chief Compliance Officer, Boulder Growth & Income Fund (since 2015); and Chief Compliance Officer, XAI Octagon Floating Rate & Alternative Income Term Trust (since 2017).

Annual Report | October 31, 2019	19

Axonic Alternative Income Fund	Privacy Policy

October 31, 2019 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Alternative Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

●	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;

●	account history, including information about the transactions and balances in a customer's account; and

●	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

●	Prior written consent is received.

●	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.

●	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

●	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

●	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

●	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

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Axonic Alternative Income Fund	Privacy Policy

October 31, 2019 (Unaudited)

●	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

●	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 19, 2018

Annual Report | October 31, 2019	21

AXONIC ALTERNATIVE INCOME FUND

ANNUAL REPORT

October 31, 2019

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provision of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached as Exhibit 13.A.1 hereto.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Michael G. Doorley as the registrant’s “audit committee financial expert.” Mr. Doorley is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period from December 28, 2018 (commencement of operations) through October 31, 2019 were $35,000.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal period from December 28, 2018 (commencement of operations) through October 31, 2019 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

(c)	Tax Fees: The aggregate fees billed for the fiscal period from December 28, 2018 (commencement of operations) through October 31, 2019 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,500.

(d)	All Other Fees: The aggregate fees billed for the fiscal period from December 28, 2018 (commencement of operations) through October 31, 2019, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	There were no non-audit services approved or required to be approved by the registrant’s audit committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period from December 28, 2018 (commencement of operations) through October 31, 2019 were $0.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has also adopted the following Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”).

In its role as investment adviser to the Fund, the Adviser has adopted those proxy voting policies adopted by the Fund. To the extent that the Fund’s policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund’s investment objective, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Adviser.

The Adviser will vote proxies in the best interests of the Fund. The Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and the selection of auditors, absent conflicts of interest (e.g., an auditor’s provision of non-audit services). The Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, the Adviser may also consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A “conflict of interest,” means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Fund’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Fund.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Portfolio Managers as of January 9, 2020

Clayton DeGiacinto is Managing Member and Chief Investment Officer of Axonic. Prior to forming the Adviser, Mr. DeGiacinto was the Head of Mortgage Trading for Tower Research Capital LLC from December 2008 through December 2010. From July 2002 through March 2008, he was a Vice President in the Fixed Income, Currency and Commodities group at Goldman Sachs & Co. with responsibility for the hybrid and adjustable rate mortgage trading businesses, in both primary and secondary markets. Mr. DeGiacinto’s duties at Goldman included securitization and retention of levered credit risk and convexity risk backed by adjustable rate and negatively amortizing residential mortgages. He was also responsible for running the RMBS credit book for all prime, alt-A and negatively amortizing structures.  Mr. DeGiacinto received his MBA in Finance and Statistics from the Wharton School of Business. He served as a Captain in the U.S. Army in the 25th Infantry Division (Hawaii) from 1995 to 2000 after completing the U.S. Army Ranger School, Airborne School and Air Assault Course. He received a B.S. in Mechanical Engineering from the U.S. Military Academy at West Point.

Jamshed Engineer is a Partner at Axonic. Mr. Engineer joined the Adviser at inception and is responsible for trading and portfolio management across the Adviser’s credit businesses. Prior to joining the Adviser, Mr. Engineer was a Vice President in the Mortgage Fund at Tower Research Capital LLC from May 2009 through December 2010. From April 2006 to May 2009, he was in the Fixed Income, Currency and Commodities group at Goldman Sachs & Co. with responsibilities for structuring, valuing and advising on diverse securitization products for both principal and third party transactions. Prior to Goldman, Mr. Engineer was at KPMG where he structured various securitization transactions in the structured products group. Mr. Engineer was at Tata TD Waterhouse and Tata Finance in Mumbai from 1999 to 2002. He received a B. Comm. in Finance and Accounting from University of Mumbai and an MBA in Finance from the University of Southern California.

Matthew Weinstein is a Partner at Axonic.  Mr. Weinstein joined the Adviser in 2012 and is responsible for trading and portfolio management across the Adviser’s credit businesses. Prior to joining the Adviser, Mr. Weinstein was a Vice President at Macquarie Capital where he managed a Commercial Mortgage Backed Securities (CMBS) principal investment strategy from 2010 through 2012.  From 2003 to 2008, he was an Associate Director in the CMBS group at Bear Stearns & Co.  Mr. Weinstein received his MBA in Finance at the New York University Stern School of Business and graduated from Cornell University with a BS in Industrial Labor Relations.

(a)(2) As of October 31, 2019, the Portfolio Managers listed above are also responsible for the day-to-day management of the following:

Clayton DeGiacinto

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	9	0	0	9	0
$0	$6,219,118,803	$0	$0	$6,219,118,803	$0

Jamshed Engineer

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	6	0	0	6	0
$0	$1,969,540,202	$0	$0	$1,969,540,202	$0

Matthew Weinstein

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	7	0	0	7	0
$0	$3,232,995,149	$0	$0	$3,232,995,149	$0

Potential Conflicts of Interest: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating investment opportunities across multiple accounts in a manner that is fair and equitable over time.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee that relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

(a)(3) Portfolio Manager Compensation as of October 31, 2019

Each Portfolio Manager is compensated solely based on their ownership interest in the Adviser.  As owners of the Adviser, each PM receives a guaranteed payment from the Adviser and may receive distributions from the Adviser which may come from profits generated by the Adviser.

(a)(4) Dollar Range of Securities Owned as of October 31, 2019.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Clayton DeGiacinto	$500,000-$1,000,000
Jamshed Engineer	none
Matthew Weinstein	none

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 9, 2020

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 9, 2020